Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		3.10
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		0.05
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		0.42
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		3.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		0.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		3.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		270,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		3.00
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		3.36
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		2,000,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		2,000,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		0.40
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		9.77
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		3,075,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		2,305,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	3.10
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	0.17
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	3.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	0.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	3.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	2.25
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	270,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	3.00
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	3.11
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	2,000,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	2,000,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	0.40
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	9.52
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	2,575,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	2,305,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	$ 0